Employee Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Bank contribution for Employee benefit plan	$ 101,000	$ 93,000
Accruing interest rate on benefit plan	6.00%
Bank expense In employee benefit plan	$ 456,000	381,000
Accrued deferred compensation expense	$ 2,300,000	$ 2,300,000
CEO [Member]
Defined Benefit Plan Disclosure [Line Items]
Arrangement with individual, annual benefit as percentage of final pay	40.00%
Award vesting period	3 years
Employee retirement benefit payments period	15 years
CEO [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Arrangement with individual, annual benefit as percentage of final pay	50.00%
CEO [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Arrangement with individual, annual benefit as percentage of final pay	60.00%